Schedule of Prepaid Expenses and Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepayment of fixed assets			$ 17
Prepayment of inventory	$ 69	52	52
Other	107	62	108
Total prepaid expenses and other current assets	$ 176	$ 114	$ 177